Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Net loss carry forwards	$ 191,685	$ 129,653
Intangible assets	10,319	3,792
Property, plant and equipment	11,829	7,317
Warranty liability	4,072	4,220
Foreign tax credits	5,233	0
Inventory	4,104	2,206
Research and development	4,710	3,140
Other	17,114	7,831
Total gross deferred income tax assets	249,066	158,159
Valuation allowance	(245,299)	(153,099)
Total deferred income tax assets	3,767	5,060
Deferred income tax liabilities:
Intangible assets	(4,945)	(4,566)
Property, plant and equipment	(596)	(1,177)
Other	(4,262)	(349)
Total deferred income tax liabilities	(9,803)	(6,092)
Total net deferred income tax liabilities	(6,036)	(1,032)
Allocated as follows:
Deferred income tax assets	3,767	2,538
Deferred income tax liabilities	(9,803)	(3,570)
Total net deferred income tax liabilities	$ (6,036)	$ (1,032)